Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Capital Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2016	$ 4,596	$ 1,157	$ 2,818	$ (242)	$ 431	$ 371	$ 61
Repurchase of common stock	(297)			(297)
Issuance of senior unsecured convertible bonds	242		242
Settlement of senior unsecured convertible bonds	(42)		(403)	361
Stock-based compensation expense	61		61	46	(46)
Comprehensive income (loss):
Net income	810				802		8
Other comprehensive income (loss), net of tax	317					317
Comprehensive income (loss)	1,127
Dividends to noncontrolling interest	(6)						(6)
Dividends	(214)				(214)
Ending Balance at Dec. 31, 2017	5,467	1,157	2,718	(132)	973	688	63
Repurchase of common stock	(62)			(62)
Stock-based compensation expense	125		125	53	(53)
Comprehensive income (loss):
Net income	1,293				1,287		6
Other comprehensive income (loss), net of tax	(179)					(179)
Comprehensive income (loss)	1,114
Dividends to noncontrolling interest	(4)						(4)
Dividends	(216)				(216)
Ending Balance at Dec. 31, 2018	6,424	1,157	2,843	(141)	1,991	509	65
Contribution of noncontrolling interest	8						8
Business combination	61						61
Repurchase of noncontrolling interest	(61)		4				(65)
Repurchase of common stock	(250)			(250)
Stock-based compensation expense	145		145	63	(63)
Comprehensive income (loss):
Net income	1,033				1,032		1
Other comprehensive income (loss), net of tax	(34)					(34)
Comprehensive income (loss)	999
Dividends to noncontrolling interest	(2)						(2)
Dividends	(213)				(213)
Ending Balance at Dec. 31, 2019	$ 7,111	$ 1,157	$ 2,992	$ (328)	$ 2,747	$ 475	$ 68